UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-01807

Value Line Larger Companies Focused Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1: Schedule of Investments.

A copy of the Schedule of Investments for the period ended 3/31/16 is included with this Form.

Value Line Larger Companies Focused Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (99.8%)
	CONSUMER DISCRETIONARY (20.4%)
15,300	Amazon.com, Inc. *	$9,082,692
39,000	Michael Kors Holdings, Ltd. *	2,221,440
60,000	Netflix, Inc. *	6,133,800
70,000	NIKE, Inc. Class B	4,302,900
3,300	Priceline Group, Inc. (The) *	4,253,568
155,000	Starbucks Corp.	9,253,500
13,500	Tesla Motors, Inc. *(1)	3,101,895
34,000	TJX Companies, Inc. (The)	2,663,900
95,000	Urban Outfitters, Inc. *	3,143,550
		44,157,245
	CONSUMER STAPLES (6.2%)
36,000	Constellation Brands, Inc. Class A	5,439,240
35,000	Estee Lauder Companies, Inc. (The) Class A	3,300,850
36,000	Monster Beverage Corp. *	4,801,680
		13,541,770
	FINANCIALS (5.2%)
8,000	BlackRock, Inc.	2,724,560
124,000	Blackstone Group L.P. (The)	3,478,200
177,000	Charles Schwab Corp. (The)	4,959,540
		11,162,300
	HEALTH CARE (27.4%)
34,000	Alexion Pharmaceuticals, Inc. *	4,733,480
16,000	Allergan PLC *	4,288,480
19,000	Biogen, Inc. *	4,946,080
40,000	BioMarin Pharmaceutical, Inc. *	3,299,200
102,000	Celgene Corp. *	10,209,180
61,000	Cerner Corp. *	3,230,560
57,000	Edwards Lifesciences Corp. *	5,027,970
34,000	Gilead Sciences, Inc.	3,123,240
16,000	Intercept Pharmaceuticals, Inc. *(1)	2,055,520
90,000	Medidata Solutions, Inc. *	3,483,900
180,000	Medivation, Inc. *	8,276,400
86,000	Vertex Pharmaceuticals, Inc. *	6,836,140
		59,510,150
	INDUSTRIALS (1.9%)
84,000	Delta Air Lines, Inc.	4,089,120
	INFORMATION TECHNOLOGY (38.7%)
245,000	Activision Blizzard, Inc.	8,290,800
85,000	Akamai Technologies, Inc. *	4,723,450
44,000	Alibaba Group Holding, Ltd. ADR *	3,477,320
15,500	Alphabet, Inc. Class A *	11,824,950
49,000	Apple, Inc.	5,340,510
16,000	Baidu, Inc. ADR *	3,054,080
62,000	Cognizant Technology Solutions Corp. Class A *	3,887,400
12,000	CoStar Group, Inc. *	2,258,040
105,000	Facebook, Inc. Class A *	11,980,500
140,000	GrubHub, Inc. *(1)	3,518,200

Shares		Value
19,000	LinkedIn Corp. Class A *	$2,172,650
85,000	Mobileye N.V. *(1)	3,169,650
60,000	NXP Semiconductors N.V. *	4,864,200
255,000	Pandora Media, Inc. *(1)	2,282,250
135,000	PayPal Holdings, Inc. *	5,211,000
105,000	Visa, Inc. Class A	8,030,400
		84,085,400
	TOTAL COMMON STOCKS (Cost $183,583,161) (99.8%)	216,545,985

SHORT-TERM INVESTMENTS (6.7%)
	MONEY MARKET FUNDS (6.7%)
213,651	State Street Institutional Liquid Reserves Fund	213,651
14,385,730	State Street Navigator Securities Lending Prime Portfolio (2)	14,385,730

	TOTAL SHORT-TERM INVESTMENTS (Cost $14,599,381) (6.7%)	14,599,381

	TOTAL INVESTMENT SECURITIES (106.5%) (Cost $198,182,542)	$231,145,366
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-6.5%)		(14,051,210)
NET ASSETS (3) (100%)		$217,094,156

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of March 31, 2016, the market value of the securities on loan was $14,129,038.
(2)	Securities with an aggregate market value of $14,129,038 were out on loan in exchange for $14,385,730 of cash collateral as of March 31, 2016. The collateral was invested in a cash collateral reinvestment vehicle.
(3)	For federal income tax purposes, the aggregate cost was $198,182,542, aggregate gross unrealized appreciation was $45,696,359, aggregate gross unrealized depreciation was $12,733,535 and the net unrealized appreciation was $32,962,824.
ADR	American Depositary Receipt.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of March 31, 2016:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$216,545,985	$-	$-	$216,545,985
Short-Term Investments	14,599,381	-	-	14,599,381
Total Investments in Securities	$231,145,366	$-	$-	$231,145,366

* See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended March 31, 2016, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended March 31, 2016, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds’ investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)      Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 31, 2016